Pay vs Performance Disclosure	12 Months Ended			1212 Months Ended
	Sep. 24, 2023 USD ($) $ / shares	Sep. 25, 2022 USD ($) $ / shares	Sep. 26, 2021 USD ($) $ / shares	Dec. 31, 2121 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following tables and charts provide additional compensation information regarding our NEOs, prepared in accordance with the SEC’s pay versus performance disclosure regulations (Item 402(v) of Regulation S-K), for fiscal years 2023, 2022 and 2021. The values reported include amounts that are reported in our Summary Compensation Table (SCT) above on page 67 and “compensation actually paid” (CAP), which is a new metric required by the aforementioned regulations, calculated as described below. The HR and Compensation Committee did not utilize CAP as a basis for making its compensation decisions for any of the fiscal years included in the tables and charts below. For information regarding the basis for the compensation decisions made by our HR and Compensation Committee for fiscal 2023, see the “Compensation Discussion and Analysis” section beginning on page 52.
Pay Versus Performance Table
	SCT Total for PEO Cristiano R. Amon ($) (1)	CAP to PEO Cristiano R. Amon ($) (1)(2)	SCT Total for PEO Steve Mollenkopf ($) (1)(3)	CAP to PEO Steve Mollenkopf ($) (1)(3)	Average SCT Total for Non-PEO NEOs ($) (1)	Average CAP to Non-PEO NEOs ($) (1)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions) ($)	Adjusted EPS ($) (6)
Year							Company TSR ($)	Peer Group TSR ($) (5)
2023	23,490,335	8,639,231	—	—	8,084,666	4,468,742	100	132	7,332	8.32
2022	4,754,113	5,226,561	—	—	4,437,023	5,199,555	110	98	12,936	12.41
2021	20,638,924	39,044,789	7,380,553	40,849,833	8,136,215	14,285,453	119	130	9,043	8.33

1
Mr. Amon was our Principal Executive Officer (PEO) for a portion of fiscal 2021 and all of fiscal 2022 through fiscal 2023. Mr. Mollenkopf was our PEO for a portion of fiscal 2021. Mr. Mollenkopf retired as CEO of the Company, and Mr. Amon was appointed as CEO of the Company, effective June 30, 2021. The other named executive officers (NEOs) represent the following individuals: for fiscal 2023 — Akash Palkhiwala, James H. Thompson, Alexander H. Rogers and Ann Chaplin; for fiscal 2022 — Akash Palkhiwala, Ann Chaplin, James J. Cathey and James H. Thompson; for fiscal 2021 — Akash Palkhiwala, James H. Thompson, Alexander H. Rogers and Heather Ace.

2
To calculate Compensation Actually Paid (CAP) to Mr. Amon, the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:

Cristiano R. Amon SCT Total to CAP Reconciliation:
Year	SCT Total ($)	Stock Awards Deducted from SCT Total ($) (i)	Additions to SCT Total ($) (ii)	Compensation Actually Paid ($)
2023	23,490,335	(21,110,241)	6,259,137	8,639,231
2022	4,754,113	—	472,448	5,226,561
2021	20,638,924	(16,000,168)	34,406,033	39,044,789

3
To calculate CAP to Mr. Mollenkopf, the following amounts were deducted from and added to the SCT total compensation:

Steve Mollenkopf SCT Total to CAP Reconciliation:
Year	SCT Total ($)	Stock Awards Deducted from SCT Total ($) (i)	Additions to SCT Total ($) (ii)	Compensation Actually Paid ($)
2021	7,380,553	—	33,469,280	40,849,833

4
To calculate Average CAP to the Non-PEO NEOs, the following amounts were deducted from and added to the SCT total compensation:

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	SCT Total ($)	Stock Awards Deducted from SCT Total ($) (i)	Additions to SCT Total ($) (ii)	Compensation Actually Paid ($)
2023	8,084,666	(6,925,219)	3,309,295	4,468,742
2022	4,437,023	(2,175,137)	2,937,669	5,199,555
2021	8,136,215	(5,387,687)	11,536,925	14,285,453

i.
These deductions are the amounts listed in the “Stock Awards” columns of the SCT and represent the grant date fair value of equity-based awards granted in the applicable year.

ii.
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component for each year is detailed in the supplemental tables below. The change in fair value of awards shown in the tables below includes the value of dividend equivalents accrued on such awards.

Cristiano R. Amon Equity Component of CAP:
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Change in Fair Value of Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested During the Year ($)	Equity Value Included in CAP ($)
2023	15,902,315	(8,250,448)	—	(1,392,730)	6,259,137
2022	—	1,215,513	—	(743,065)	472,448
2021	15,996,300	15,531,891	—	2,877,842	34,406,033
Steve Mollenkopf Equity Component of CAP:
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Change in Fair Value of Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested During the Year ($)	Equity Value Included in CAP ($)
2021	—	29,119,281	—	4,349,999	33,469,280
Average Non-PEO NEOs Equity Component of CAP:
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Change in Fair Value of Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested During the Year ($)	Equity Value Included in CAP ($)
2023	3,853,809	(2,116,692)	1,596,530	(24,352)	3,309,295
2022	2,251,827	375,944	—	309,898	2,937,669
2021	5,386,385	4,616,814	—	1,533,726	11,536,925

5
Represents TSR of the Nasdaq-100 Index, which is the industry peer group used by the Company for purposes of Item 201(e)(1)(ii) of Regulation S-K.

6
Adjusted EPS is the financial measure that was determined to be the most important financial performance measure linking compensation actually paid to our NEOs to company performance for fiscal 2023 and therefore was selected as the fiscal 2023 “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K. The specific adjustments to GAAP EPS to arrive at Adjusted EPS are predetermined and approved by our HR and Compensation Committee in connection with each year’s annual grant of PSUs. The amounts in the table above represent Adjusted EPS as defined for the EPS PSUs granted in fiscal 2023, and the adjustments to reconcile Adjusted EPS to GAAP EPS for fiscal 2023 are described in Appendix A.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
1
Mr. Amon was our Principal Executive Officer (PEO) for a portion of fiscal 2021 and all of fiscal 2022 through fiscal 2023. Mr. Mollenkopf was our PEO for a portion of fiscal 2021. Mr. Mollenkopf retired as CEO of the Company, and Mr. Amon was appointed as CEO of the Company, effective June 30, 2021. The other named executive officers (NEOs) represent the following individuals: for fiscal 2023 — Akash Palkhiwala, James H. Thompson, Alexander H. Rogers and Ann Chaplin; for fiscal 2022 — Akash Palkhiwala, Ann Chaplin, James J. Cathey and James H. Thompson; for fiscal 2021 — Akash Palkhiwala, James H. Thompson, Alexander H. Rogers and Heather Ace.

Peer Group Issuers, Footnote	5 Represents TSR of the Nasdaq-100 Index, which is the industry peer group used by the Company for purposes of Item 201(e)(1)(ii) of Regulation S-K.
Adjustment To PEO Compensation, Footnote
2
To calculate Compensation Actually Paid (CAP) to Mr. Amon, the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:

Cristiano R. Amon SCT Total to CAP Reconciliation:
Year	SCT Total ($)	Stock Awards Deducted from SCT Total ($) (i)	Additions to SCT Total ($) (ii)	Compensation Actually Paid ($)
2023	23,490,335	(21,110,241)	6,259,137	8,639,231
2022	4,754,113	—	472,448	5,226,561
2021	20,638,924	(16,000,168)	34,406,033	39,044,789

3
To calculate CAP to Mr. Mollenkopf, the following amounts were deducted from and added to the SCT total compensation:

Steve Mollenkopf SCT Total to CAP Reconciliation:
Year	SCT Total ($)	Stock Awards Deducted from SCT Total ($) (i)	Additions to SCT Total ($) (ii)	Compensation Actually Paid ($)
2021	7,380,553	—	33,469,280	40,849,833
i.
These deductions are the amounts listed in the “Stock Awards” columns of the SCT and represent the grant date fair value of equity-based awards granted in the applicable year.

ii.
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component for each year is detailed in the supplemental tables below. The change in fair value of awards shown in the tables below includes the value of dividend equivalents accrued on such awards.

Cristiano R. Amon Equity Component of CAP:
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Change in Fair Value of Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested During the Year ($)	Equity Value Included in CAP ($)
2023	15,902,315	(8,250,448)	—	(1,392,730)	6,259,137
2022	—	1,215,513	—	(743,065)	472,448
2021	15,996,300	15,531,891	—	2,877,842	34,406,033
Steve Mollenkopf Equity Component of CAP:
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Change in Fair Value of Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested During the Year ($)	Equity Value Included in CAP ($)
2021	—	29,119,281	—	4,349,999	33,469,280

Non-PEO NEO Average Total Compensation Amount	$ 8,084,666	$ 4,437,023	$ 8,136,215
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,468,742	5,199,555	14,285,453
Adjustment to Non-PEO NEO Compensation Footnote
4
To calculate Average CAP to the Non-PEO NEOs, the following amounts were deducted from and added to the SCT total compensation:

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	SCT Total ($)	Stock Awards Deducted from SCT Total ($) (i)	Additions to SCT Total ($) (ii)	Compensation Actually Paid ($)
2023	8,084,666	(6,925,219)	3,309,295	4,468,742
2022	4,437,023	(2,175,137)	2,937,669	5,199,555
2021	8,136,215	(5,387,687)	11,536,925	14,285,453

i.
These deductions are the amounts listed in the “Stock Awards” columns of the SCT and represent the grant date fair value of equity-based awards granted in the applicable year.

ii.
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component for each year is detailed in the supplemental tables below. The change in fair value of awards shown in the tables below includes the value of dividend equivalents accrued on such awards.
Average Non-PEO NEOs Equity Component of CAP:
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Change in Fair Value of Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested During the Year ($)	Equity Value Included in CAP ($)
2023	3,853,809	(2,116,692)	1,596,530	(24,352)	3,309,295
2022	2,251,827	375,944	—	309,898	2,937,669
2021	5,386,385	4,616,814	—	1,533,726	11,536,925

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. Qualcomm TSR and Nasdaq-100 Index TSR
Compensation Actually Paid vs. Net Income	CAP vs. Net Income and Adjusted EPS
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Net Income and Adjusted EPS
Tabular List, Table
List of Most Important Measures
In accordance with SEC rules, the following table lists the four financial performance measures that, in the Company’s assessment, represent the most important financial performance measures used to link compensation actually paid to our NEOs to Company performance for fiscal 2023, as further described in our CD&A.
Most Important Performance Measures
Relative Total Stockholder Return (RTSR) (i)
Adjusted Earnings Per Share (Adjusted EPS) (i)
Adjusted Operating Income (ii)
Adjusted Revenues (ii)

i
RTSR and Adjusted EPS are the performance metrics used for Qualcomm’s PSUs, which comprise 60% of the long-term incentive compensation of our NEOs, including the CEO.

ii
Adjusted Operating Income and Adjusted Revenues are the financial measures used to assess performance in determining the funding for our ACIP.

Total Shareholder Return Amount	$ 100	110	119
Peer Group Total Shareholder Return Amount	132	98	130
Net Income (Loss)	$ 7,332,000,000	$ 12,936,000,000	$ 9,043,000,000
Company Selected Measure Amount | $ / shares	8.32	12.41	8.33
Adjustment to Compensation, Amount
Compensation Actually Paid vs. Peer Group Total Shareholder Return [Text Block]	CAP vs. Qualcomm TSR and Nasdaq-100 Index TSR
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return (RTSR)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share (Adjusted EPS)
Non-GAAP Measure Description
6
Adjusted EPS is the financial measure that was determined to be the most important financial performance measure linking compensation actually paid to our NEOs to company performance for fiscal 2023 and therefore was selected as the fiscal 2023 “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K. The specific adjustments to GAAP EPS to arrive at Adjusted EPS are predetermined and approved by our HR and Compensation Committee in connection with

	each year’s annual grant of PSUs. The amounts in the table above represent Adjusted EPS as defined for the EPS PSUs granted in fiscal 2023, and the adjustments to reconcile Adjusted EPS to GAAP EPS for fiscal 2023 are described in Appendix A
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Revenues
Cristiano R. Amon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 23,490,335	4,754,113	$ 20,638,924
PEO Actually Paid Compensation Amount	$ 8,639,231	5,226,561	39,044,789
PEO Name	Cristiano R. Amon
Cristiano R. Amon [Member] | Stock Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (21,110,241)		(16,000,168)
Cristiano R. Amon [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,259,137	472,448	34,406,033
Cristiano R. Amon [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,902,315		15,996,300
Cristiano R. Amon [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,250,448)	1,215,513	15,531,891
Cristiano R. Amon [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Cristiano R. Amon [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,392,730)	(743,065)	2,877,842
Steve Mollenkopf [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,380,553
PEO Actually Paid Compensation Amount			40,849,833
Adjustment to Compensation, Amount
PEO Name	Steve Mollenkopf
Steve Mollenkopf [Member] | Stock Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Steve Mollenkopf [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			33,469,280	33,469,280
Steve Mollenkopf [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Steve Mollenkopf [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				29,119,281
Steve Mollenkopf [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Steve Mollenkopf [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 4,349,999
Non-PEO NEO | Stock Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,925,219)	(2,175,137)	(5,387,687)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,309,295	2,937,669	11,536,925
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,853,809	2,251,827	5,386,385
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,116,692)	375,944	4,616,814
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,596,530
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,352)	$ 309,898	$ 1,533,726